Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule I – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2023:
Provisions for Losses on Long-Term Contracts (*)	80,962	38,560	24,072	—	95,450
Provisions for Claims and Potential Contractual Penalties and Others	2,557	1,244	140	—	3,661
Credit risk (**)	9,162	674	664	—	9,172
Valuation Allowance on Deferred Taxes	164,906	293	—	—	165,199

Year ended December 31, 2022:
Provisions for Losses on Long-Term Contracts (*)	89,509	20,944	33,102	3,611	80,962
Provisions for Claims and Potential Contractual Penalties and Others	2,343	385	171	—	2,557
Credit risk (**)	10,307	301	1,446	—	9,162
Valuation Allowance on Deferred Taxes	192,811	—	27,905	—	164,906

Year ended December 31, 2021:
Provisions for Losses on Long-Term Contracts (*)	108,281	9,384	36,696	8,540	89,509
Provisions for Claims and Potential Contractual Penalties and Others	2,233	338	228	—	2,343
Credit risk (**)	16,192	65	5,950	—	10,307
Valuation Allowance on Deferred Taxes	172,833	7,243	—	12,735	192,811

(*)    As of December 31, 2023, 2022 and 2021 an amount of $34,820, $16,900 and $13,584, respectively, is presented as a deduction from inventories. As of December 31, 2023, 2022 and 2021 an amount of $60,630, $64,062 and $75,925, respectively, is presented as part of other payables and accrued expenses.
(**) As of December 31, 2023, an amount of $7,650 and $1,522 is related to corporate customers and government customers, respectively.